REVENUE, OTHER INCOME AND GAINS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Six months ended June 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
License revenue	103,027	15,115
Collaboration revenue	171,735	94,432
Other revenue	5,752	119
Total	280,514	109,666

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	June 30,	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	74,845	53,010
Contract liabilities (Non-Current)	2,704	47,962
Total	77,549	100,972

Other Income and Gains
The following table summarizes the Total other income and gains:

	Six months ended June 30,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	30,919	18,765
Government grants*	1,036	1,352
Other	156	4
Total income	32,111	20,121

Gains:
Foreign currency exchange gain, net	60,704	—
Fair value gains on financial assets measured at fair value change through profit or loss	201	756
Other	21	117
Total gains	60,926	873
Total other income and gains	93,037	20,994

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.